SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of reserves within equity [abstract]
Schedule of authorized to issue of preferred shares

The Company is authorized to issue the following preferred shares:

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Schedule of weighted average assumptions by Black-Scholes option-pricing model

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the stock options granted:

	2019	2018	2017
Risk-free interest rate	1.82%	2.09%	1.28%
Dividend yield	Nil	Nil	Nil
Expected life	5.0 years	0.94 years	5 years
Volatility	92%	127%	120%
Weighted average fair value per option	$2.46	$2.08	$2.40

Schedule of stock option transactions

Stock option transactions are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
		$
Balance, November 30, 2016	-	-
Granted	240,000	3.75
Exercised	(20,000)	3.75
Balance, November 30, 2017	220,000	3.75
Cancelled – Plan of Arrangement	(220,000)	3.75
Granted	117,000	17.67 (USD$13.30)
Balance, November 30, 2018	117,000	17.67 (USD$13.30)
Granted	461,500	3.39 (USD$2.55)
Cancelled	(117,000)	17.67 (USD$13.30)

Balance, November 30, 2019	461,500	3.39

Schedule of summary of the share options outstanding and exercisable	A summary of the share options outstanding and exercisable at November 30, 2019 is as follows:

Number of Stock Options	Exercise Price	Expiry Date
$
461,500	3.39 (USD$2.55)	February 28, 2024
461,500

Schedule of weighted average assumptions used in the Black-Scholes option-pricing model for the valuation of the agents' warrants granted

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the agents’ warrants granted:

2018
Risk-free interest rate	2.30%
Dividend yield	Nil
Expected life	2 years
Volatility	105%
Weighted average fair value per warrant	$3.10

Schedule of agents' warrant transactions

Agents’ warrant transactions are summarized as follows:

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2016 and 2017	4,574	1.25
Issued	8,000	5.32 (USD$4.00)
Exercised	(1,837)	1.25
Balance, November 30, 2018	10,737	4.35
Cancelled	2,737	1.25

Balance, November 30, 2019	8,000	5.32

Schedule of agents' warrants outstanding and exercisable	A summary of the agents’ warrants outstanding and exercisable at November 30, 2019 is as follows:

Number of Agent’s Warrants	Exercise Price	Expiry Date
$
8,000	5.32 (USD$4.00)	October 15, 2020
8,000

Schedule of share purchase warrant transactions

Share purchase warrant transactions are summarized as follows:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2016	-	-
Issued	323,673	4.36
Exercised	(2,727)	3.75
Balance, November 30, 2017	320,946	4.36
Granted	800,000	6.65
Granted on anti-dilution clause	72,800	3.32 (USD$2.50)
Exercised	(51,148)	3.01
Balance, November 30, 2018	1,142,598	6.05
Granted	1,000,167	2.33 (USD$1.75)
Exercised	(158,291)	2.33 (USD$1.75)

Balance, November 30, 2019	1,984,474	1.92

Schedule of share purchase warrants outstanding and exercisable for warrants

A summary of the share purchase warrants outstanding and exercisable at November 30, 2019 is as follows:

Number of Share Purchase Warrants	Exercise Price	Expiry Date
$
31,504	1.59 (USD$1.20)	March 14, 2022
24,208	1.59 (USD$1.20)	April 6, 2022
286,886	1.59 (USD$1.20)	August 30, 2020
800,000	1.59 (USD$1.20)	October 15, 2021
841,876	2.33 (USD$1.75)	February 26, 2021
1,984,474

Schedule of weighted average assumptions by Black-Scholes option-pricing model for the valuation of the derivative liability

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2019 and November 30, 2018

	2019	2018
Risk-free interest rate	1.70%	2.16%
Dividend yield	Nil	Nil
Expected life	0.75 year	1.75 years
Volatility	106%	114%
Probability of exercise	75%	20%

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2019 and November 30, 2018:

	2019	2018
Risk-free interest rate	-	2.08%
Dividend yield	-	Nil
Expected life	-	2.25 years
Volatility	-	102%